S000031370 [Member] Investment Objectives and Goals - Columbia Seligman Technology and Information Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Seligman Technology and Information Fund (the Fund) seeks to provide shareholders with capital gain.